Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,676,191)	$ (3,537,126)	$ (996,825)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,199	82,872	57,603
Loss on disposal of equipment			144
Deferred tax benefits	806,803	(545,572)	(282,083)
Impairment loss/Write-downs on non-investments	1,409,681
Amortization of stock compensation expenses for services	1,760,000	758,750	488,334
Change in operating assets and liabilities
Other receivables	(895,219)	47,043	(208,266)
Prepaid costs and expenses	5,392,359	(1,872,945)	(1,184,885)
Security deposits			55,876
Other payables and accrued liabilities	89,631	2,287	238,913
Deferred revenues			(13,651)
Deferred rent liabilities			(13,410)
Taxes payable	(264,745)	14,615	(50,489)
Net cash used in operating activities	(1,347,482)	(5,050,076)	(1,908,739)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(753,094)	(49,082)
Deposits for property and equipment	(110,000)
Deposits for rental vehicles	(806,167)	(2,580,632)
Cash acquired through variable interest entity			17,868
Net cash used in investing activities	(916,167)	(3,333,726)	(31,214)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through initial public offerings, net		5,944,147
Prepaid initial public offerings costs			(389,635)
Net cash provided by (used in) financing activities		5,944,147	(389,635)
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENT AND RESTRICTED CASH	(40,126)	(82,699)	407,446
DECREASE IN CASH, CASH EQUIVALENT AND RESTRICTED CASH	(2,303,775)	(2,522,354)	(1,922,142)
CASH, CASH EQUIVALENT AND RESTRICTED CASH, beginning of year	2,934,425	5,456,778	7,378,920
CASH, CASH EQUIVALENT AND RESTRICTED CASH, end of year	630,650	2,934,425	5,456,778
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		84,402	10,542
Cash and cash equivalents	30,650	2,334,425	5,456,778
Restricted cash	600,000	600,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	2,934,425	5,456,778	5,456,778
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Capital contribution on shares subscription receivables
Noncontrolling interests acquired and contributed by shareholders			348,323
Issuance of ordinary shares to consultants and service providers	1,760,000	238,680	4,030,000
Prepaid initial public offerings costs offset against initial public offerings proceeds		$ 2,382,763